Share-based awards and other equity instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares) | shares	21,173,713	20,693,398	17,108,574	7,704,659
Granted (in shares) | shares	3,932,498	4,944,430	10,561,001
Common stock, conversion ratio			0.001	0.001
Exercised (in share) | shares	1,218,560	531,410	1,093,428
Contribution from Parent	€ 122,307,000	€ 122,307,000
Share-based compensation	19,900,000	20,700,000	€ 16,000,000.0
Proceeds from exercise of option awards	202,000	161,000	42,000
Intrinsic value of shares exercised	5,034,000	2,855,000	14,860,000
Income tax benefit related to share-based compensation expense	0	€ 0	0
Capitalized share-based compensation cost	0		€ 85,000
Unrecognized share-based compensation expense	€ 20,400,000
Unrecognized share-based compensation expense, period for recognition	1 year 10 months 24 days
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price for majority of options (in EUR per share) | € / shares				€ 1
Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	1 year		2 years	2 years
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years		3 years	3 years
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant | shares				34,711,009
Number of supervisory board in plan administration committee				2
Share-based payment award, term			10 years
Number of shares awarded (in shares) | shares	4,406,619	5,002,236
2016 Omnibus Incentive Plan | Share Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term		10 years
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, conversion ratio	1
Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, conversion ratio	1	1